Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 22,363	$ 7,036
Non-current assets held for sale	547
Accounts receivables – trade	96	22
Inventory	243	900
Other current assets	796	321
Current assets	24,045	8,279
NON-CURRENT ASSETS:
Contract fulfillment assets	1,130
Property and equipment, net	345	137
Right-of-use assets, net	104	153
Investments accounted for using the equity method	1,663	1,149
Intangible assets	495
Retirement benefit assets, net	23
Financial assets at fair value through profit or loss	4,530	3,616
Non-current Assets	8,290	5,055
TOTAL ASSETS	32,335	13,334
CURRENT LIABILITIES:
Accounts payables - trade	140	75
Lease liabilities	60	119
Warrants at fair value	1,039	1,459
Contract liabilities	69	502
Liability to event producers	539
Accrued expenses and other liabilities	1,667	1,210
Current Liabilities	3,514	3,365
NON-CURRENT LIABILITIES:
Lease liabilities	47	33
Contract liabilities	2,580	1,800
Retirement benefit obligation, net		5
Non-current liabilities	2,627	1,838
TOTAL LIABILITIES	6,141	5,203
EQUITY:
Share capital – ordinary shares of NIS 1.00 par value: authorized – December 31,2019 – 250,000,000 shares, December 2020 – 1,000,000,000 shares; issued and outstanding - December 31, 2019 – 82,598,738 shares December 31, 2020 – 316,442,738 shares	93,021	22,802
Share premium		47,873
Other capital reserves	10,725	12,492
Warrants	197	197
Accumulated deficit	(80,982)	(76,657)
Equity attributable to owners of Medigus Ltd.	22,961	6,707
Non-controlling interests	3,233	1,424
Total Equity	26,194	8,131
TOTAL LIABILITIES AND EQUITY	$ 32,335	$ 13,334